Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The Plan measures fair value as required by Accounting Standard Codification (“ASC”) Subtopic 820-10, “Fair Value Measurements” which provides a framework for measuring fair value under accounting principles generally accepted in the United States. Under ASC 820, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This guidance also establishes a fair value hierarchy for classifying financial instruments. The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are:
Level 1 – assets include equity securities that are traded in an active exchange market, as well as certain money market instruments. Valuations are obtained from readily available pricing sources for market transactions involving identical assets.

Level 2 – observable inputs other than Level 1 prices, such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets. As of December 31, 2025, and 2024, the Plan did not have such assets.
Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets. Level 3 assets include financial instruments whose value is determined using pricing models, for which the determination of fair value requires significant management judgment or estimation. As of December 31, 2025, and 2024, the Plan did not have such assets.
The following is a description of the valuation methodologies used for instruments measured at fair value:
Shares of the Company’s common stock: valued at quoted closing market prices (“Level 1”).
Cash and money market fund: stated at fair value, which approximates cost plus accumulated interest earnings less distributions to date (“Level 1”).
Mutual funds: stated at fair value, and valued daily at the quoted net asset value of shares held by the Plan (“Level 1”).
The estimated fair value is subjective in nature and involves uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could affect these fair value estimates. The fair value estimates do not take into consideration the value of future business and the value of assets and liabilities that are not financial instruments.
There were no transfers into or out of Level 1, Level 2, and Level 3 fair value measurements during the year ended December 31, 2025.
The following tables set forth by level, within the fair value hierarchy, the Plan’s fair value measurements at December 31, 2025 and 2024:

	December 31, 2025
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Cash	$40,144	$—	$—	$40,144
Money market fund	2,577,661	—	—	2,577,661
Common stock	10,684,861	—	—	10,684,861
Mutual funds	155,947,347	—	—	155,947,347
	$169,250,013	$—	$—	$169,250,013

Investment measured using net asset value as a practical expedient				$10,102,366
				$179,352,379

	December 31, 2024
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Cash	$17,084	$—	$—	$17,084
Common stock	11,301,477	—	—	11,301,477
Mutual funds	133,578,392	—	—	133,578,392
	$144,896,953	$—	$—	$144,896,953

Investment measured using net asset value as a practical expedient				$11,862,778
				$156,759,731

Investments can be redeemed with no advance notice on any day on which the New York Stock Exchange is open for trading. As of December 31, 2025 and 2024, there were no unfunded commitments from investments.
Mid Atlantic makes available a stable value fund offered by Metropolitan Life Insurance Company (“MetLife”) that the participant may elect to transfer all or part of his or her funds. The stable value fund is considered a collective trust holding a fully benefit responsive group annuity contract with MetLife. The Plan’s investments in this stable value fund is valued based upon the net asset value of units owned by the Plan at year-end. The net asset value of the collective trust fund, as provided by MetLife, is used as a practical expedient to estimate fair value and it is based on the fair value of the underlying investments held by the fund that are traded in an active market, less its liabilities. The estimated value of the collective trust fund at December 31, 2025 and 2024 was $10,102,366 and $11,862,778, respectively. The investment has a fixed interest rate for a fixed period that will apply to the entire guaranteed value. The effective credited interest rate is set quarterly. Interest rates will reflect, in addition to the fees by the contract, capital market developments, the performance of the separate account assets backing the contract, and the expected and actual contributions and withdrawals of all of the retirement plans participating in the contract.